Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–52.77%
INVESTMENT COMPANY–52.77%
Equity Fund–52.77%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	342,353	$11,364,078
Total Affiliated Investment (Cost $9,724,422)		11,364,078
UNAFFILIATED INVESTMENTS–54.81%
INVESTMENT COMPANY–0.31%
Money Market Fund–0.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	66,193	66,193
Total Investment Company (Cost $66,193)		66,193

	Number of Contracts

OPTIONS PURCHASED–54.50%
CENTRALLY CLEARED–54.50%
Call Options–52.23%
S&P 500 Mini Index Strike price $11.92, expiration date 12/17/25, notional amount $51,256	43	2,818,321
S&P 500 Mini Index Strike price $11.52, expiration date 3/18/26, notional amount $49,536	43	2,817,307
S&P 500 Mini Index Strike price $12.02, expiration date 6/17/26, notional amount $51,686	43	2,810,305
S&P 500 Mini Index Strike price $13.27, expiration date 9/16/26, notional amount $57,061	43	2,800,474
		11,246,407
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.27%
S&P 500 Mini Index Strike price $587.26, expiration date 12/17/25, notional amount $4,991,710	85	$29,207
S&P 500 Mini Index Strike price $567.59, expiration date 3/18/26, notional amount $4,824,515	85	58,922
S&P 500 Mini Index Strike price $598.11, expiration date 6/17/26, notional amount $5,083,935	85	126,192
S&P 500 Mini Index Strike price $660.06, expiration date 9/16/26, notional amount $5,610,510	85	274,930
		489,251
Total Options Purchased (Cost $11,196,583)		11,735,658
Total Unaffiliated Investments (Cost $11,262,776)		11,801,851

TOTAL INVESTMENTS–107.58% (Cost $20,987,198)	23,165,929

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(7.54)%
CENTRALLY CLEARED–(7.54)%
Call Options–(6.91)%
S&P 500 Mini Index Strike price $649.15, expiration date 12/17/25, notional amount $(5,517,775)	(85)	$(291,897)
S&P 500 Mini Index Strike price $626.72, expiration date 3/18/26, notional amount $(5,327,120)	(85)	(557,683)
S&P 500 Mini Index Strike price $660.95, expiration date 6/17/26, notional amount $(5,618,075)	(85)	(428,646)
S&P 500 Mini Index Strike price $722.15, expiration date 9/16/26, notional amount $(6,138,275)	(85)	(208,762)
(1,486,988)
Put Options–(0.63)%
S&P 500 Mini Index Strike price $458.07, expiration date 12/17/25, notional amount $(3,893,595)	(85)	(5,682)
Lincoln Hedged S&P 500 Conservative Fund–1

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $442.74, expiration date 3/18/26, notional amount $(3,763,290)	(85)	$(16,819)
S&P 500 Mini Index Strike price $466.53, expiration date 6/17/26, notional amount $(3,965,505)	(85)	(35,787)
S&P 500 Mini Index Strike price $514.85, expiration date 9/16/26, notional amount $(4,376,225)	(85)	(77,671)
(135,959)
Total Options Written (Premiums received $(969,107))		(1,622,947)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)		(8,704)
NET ASSETS APPLICABLE TO 1,950,580 SHARES OUTSTANDING–100.00%		$21,534,278

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Conservative Fund–2

Lincoln Hedged S&P 500 Conservative Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-52.77%@
Equity Fund-52.77%@
✧✧LVIP SSGA S&P 500 Index Fund	$7,830,791	$5,435,993	$2,763,865	$(75,328)	$936,487	$11,364,078	342,353	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund–3